Elizabeth Belanger

+1.212.309.6353

elizabeth.belanger@morganlewis.com

VIA EDGAR

November 6, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File No. 811-22700)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, Exchange Listed Funds Trust (the “Trust”), we are filing a registration statement on Form N-14 under the Securities Act of 1933 (the “1933 Act”) relating to the reorganization of (i) the Cabana Target Drawdown 13 ETF and Cabana Target Drawdown 16 ETF into the Cabana Target Drawdown 10 ETF, each an existing series of the Trust, and (ii) the Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Sector Aggressive ETF into the Cabana Target Leading Sector Moderate ETF, also existing series of the Trust.

Pursuant to Rule 488 under the 1933 Act, it is proposed that this filing will become effective on December 6, 2023.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/ Elizabeth Belanger

Elizabeth Belanger

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001